VENERABLE VARIABLE INSURANCE TRUST

Venerable Strategic Bond Fund

SUPPLEMENT DATED JULY 31, 2024, TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 28, 2024

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated June 28, 2024, of the Venerable Strategic Bond Fund (the “Fund”), a series of the Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, print, and download the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective immediately, Keith A. Luna, CFA of Western Asset Management Company, LLC no longer serves as a member of the team responsible for the day-to-day management of the Fund. All references to Keith A. Luna, CFA in the Fund’s Summary Prospectus, Prospectus and SAI are deleted in their entirety.